Trade Receivables (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loss allowance: opening balance	$ 8,948	$ 58,488
Additions for the year		12,213
Reversal		1,541
Write-offs		(7,726)
Exchange effect		2,612
Other		(21,099)
Loss allowance: ending balance	311	8,948
Loss allowance measured at an amount equal to lifetime expected credit losses
Disclosure of financial assets [line items]
Loss allowance: opening balance	0
Reclassification from IAS 39 upon initial adoption of IFRS 9	8,948
Additions for the year	21,904
Reversal	0
Write-offs	(30,935)
Exchange effect	194
Other	200
Loss allowance: ending balance	311	0
Loss allowance measured at an amount equal to lifetime expected credit losses | Financial assets that are credit impaired at year end
Disclosure of financial assets [line items]
Loss allowance: opening balance	0
Reclassification from IAS 39 upon initial adoption of IFRS 9	8,948
Additions for the year	21,817
Reversal	0
Write-offs	(30,935)
Exchange effect	184
Other	0
Loss allowance: ending balance	14	0
Loss allowance measured at an amount equal to lifetime expected credit losses | Other trade receivables
Disclosure of financial assets [line items]
Loss allowance: opening balance	0
Reclassification from IAS 39 upon initial adoption of IFRS 9	0
Additions for the year	87
Reversal	0
Write-offs	0
Exchange effect	10
Other	20
Loss allowance: ending balance	$ 297	$ 0